Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.48%(a)
New York–152.36%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	$ 605	$385,145

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2042	325	325,505

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	940,683

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,032,503

Series 2020 B, RB	4.00%	11/01/2055	350	279,943

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	4,347,208

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	250	225,727

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,487,135

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	481,843

Series 2017 A, RB	5.00%	08/01/2047	1,500	1,369,127

Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,264,128

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	41,747

Series 2019, RB	4.00%	07/01/2049	1,300	1,182,907

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	97,682

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	2,731,240

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,870,706

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2057	1,355	1,304,520

City of New York NY; Subseries 2022 D-1, RB(e)	5.25%	01/05/2043	1,700	1,891,665

Dutchess County Local Development Corp. (Bard College); Series 2020 A, Ref. RB(c)	5.00%	07/01/2051	1,000	907,001

Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	600	560,521

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,052,891

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,074,186

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	725	737,668

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(f)	4.00%	02/15/2047	1,425	1,373,846

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	3,000	2,981,314

Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,008,442

Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,418,769

Series 2017, RB	5.00%	09/01/2047	1,000	1,041,108

Series 2019 A, RB	4.00%	09/01/2038	1,000	997,912

Series 2021 A, Ref. RB	3.00%	09/01/2040	1,150	952,146

Metropolitan Transportation Authority;
Series 2013 E, RB(g)(h)	5.00%	11/15/2023	2,750	2,813,492

Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	2,568,394

Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,975	4,013,110

Series 2017 B-1, RB	5.25%	11/15/2057	2,065	2,166,650

Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	3,411,233

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	258,411

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,026,428

Monroe County Industrial Development Corp. (University of Rochester);
Series 2013 A, RB(g)(h)	5.00%	07/01/2023	1,000	1,014,514

Series 2020 A, RB	4.00%	07/01/2050	3,730	3,498,683

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	11,095	11,097,978

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $1,424,994)(i)	5.00%	01/01/2058	1,219	600,814

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $600,000)(c)(i)	9.00%	01/01/2041	600	500,531

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,020,434

Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,163,550

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2021, Ref. RB(d)	4.00%	07/15/2051	$ 360	$322,812

Series 2021, Ref. RB(d)	5.00%	07/15/2056	490	495,945

Two Hundred Seventh Series 2018, Ref. RB(d)(e)(j)	5.00%	09/15/2028	9,000	9,585,557

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	6,880	7,188,898

New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,094,078

Series 2019 BB-1, RB	4.00%	06/15/2049	2,815	2,686,201

Series 2019 CC-1, RB	4.00%	06/15/2040	300	300,357

Series 2020 C, GO Bonds	4.00%	08/01/2041	200	196,938

Series 2020 D-1, GO Bonds	5.00%	03/01/2038	600	654,318

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	1,000	945,157

Series 2020, Ref. RB	5.00%	06/15/2050	500	533,545

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	472,674

Series 2021 CC-1, RB	4.00%	06/15/2051	6,000	5,687,200

Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	2,833,208

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	2,120	2,249,243

Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,150,644

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	451,582

Series 2020, Ref. RB (INS - AGM)(f)	4.00%	03/01/2045	200	186,592

Series 2020, Ref. RB (INS - AGM)(f)	4.00%	03/01/2045	4,240	3,955,744

New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,027,423

Series 2017 DD, RB(e)(j)	5.25%	06/15/2047	3,600	3,769,648

Series 2020 AA-2, RB	4.00%	06/15/2043	3,500	3,459,884

New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,230,983

Series 2018 S-3, RB	5.25%	07/15/2045	690	736,583

Series 2019 B-1, RB	4.00%	11/01/2042	2,575	2,506,157

Series 2019 B-1, RB	4.00%	11/01/2045	1,300	1,247,212

Series 2020 C-1, RB	4.00%	05/01/2036	100	101,360

Series 2020 C-1, RB	4.00%	05/01/2037	175	175,908

Series 2020 C-1, RB	4.00%	05/01/2038	185	185,115

Series 2020 C-1, RB	4.00%	05/01/2039	165	164,161

Series 2020 C-1, RB	4.00%	05/01/2040	100	98,636

Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,022,319

Series 2020 D, RB	4.00%	11/01/2040	560	552,211

Series 2020, RB	4.00%	05/01/2044	1,475	1,421,453

Series 2020, RB	4.00%	05/01/2045	885	849,533

Series 2020, RB	4.00%	05/01/2046	2,000	1,909,678

Series 2022 F-1, RB	5.00%	02/01/2044	1,000	1,081,627

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	1,000	1,007,031

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	987,475

New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	499,325

Series 2019, Ref. RB	5.00%	12/01/2037	275	303,407

Series 2019, Ref. RB	5.00%	12/01/2038	250	275,044

Series 2019, Ref. RB	5.00%	12/01/2039	375	411,045

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(f)	5.00%	10/01/2024	35	35,076

Series 2011, RB	5.00%	10/01/2025	20	20,034

Series 2013 A, RB	5.00%	05/01/2028	680	681,665

Series 2014 C, RB(e)	5.00%	03/15/2041	6,000	6,118,807

Series 2015 A, Ref. RB(e)	5.00%	01/07/2048	10,000	10,276,400

Series 2018, RB(g)(h)	5.00%	07/01/2028	645	720,955

Series 2018, RB	5.00%	07/01/2048	855	901,907

Series 2019 A, RB	5.00%	10/01/2034	1,980	2,135,845

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	$ 1,750	$1,114,276

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2027	700	780,534

Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2030	1,750	2,030,575

Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2031	445	522,728

New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,178,722

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	2,065	2,148,718

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2044	1,000	1,008,878

Series 2021 A, Ref. RB	3.00%	07/01/2038	610	493,551

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,869,094

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(f)	5.50%	07/01/2023	1,325	1,347,483

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,042,561

New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2052	575	489,351

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,115	1,262,485

Series 2001 1, RB (INS - AMBAC)(f)	5.50%	07/01/2031	2,500	2,823,130

Series 2021 A, Ref. RB	3.00%	07/01/2041	1,000	815,941

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,039,407

Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	904,311

Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,504,027

New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	25	25,252

Series 2013 A, RB(g)(h)	5.00%	05/01/2023	30	30,302

Series 2013 A, RB	5.00%	05/01/2025	1,120	1,123,935

Series 2013 A, RB	5.00%	05/01/2029	1,270	1,272,876

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	275	258,171

Series 2019 A, RB	5.00%	07/01/2049	2,095	2,220,021

New York (State of) Dormitory Authority (Rockefeller University); Series 2022 A, Ref. RB	4.00%	07/01/2042	1,900	1,859,695

New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2057	2,280	2,183,993

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	1,009,476

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	3,300	3,083,089

New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(f)	4.00%	11/15/2061	5,000	4,632,120

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,168,036

Series 2019 B, RB (INS - AGM)(f)	4.00%	01/01/2040	2,340	2,340,283

Series 2019 B, RB	4.00%	01/01/2050	2,000	1,847,148

Series 2020 N, RB	5.00%	01/01/2040	2,000	2,141,269

New York (State of) Utility Debt Securitization Authority;
Series 2022, Ref. RB	5.00%	12/15/2049	550	612,390

Series 2022, Ref. RB	5.00%	09/15/2052	250	277,579

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	250	243,532

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB(b)	0.00%	11/15/2044	1,730	554,597

Series 2016, RB(b)	0.00%	11/15/2056	5,000	806,755

New York Counties Tobacco Trust IV; Series 2010 A, RB(c)	6.25%	06/01/2041	870	870,315

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	3,278,317

Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	1,951,444

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	4,895	4,626,799

Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,096,488

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,514,385

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,845	3,185,492

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	$ 925	$693,422

Series 2021 A, Ref. RB	2.88%	11/15/2046	1,175	829,165

New York State Dormitory Authority; Series 2022, RB(e)	4.00%	03/15/2049	6,500	6,145,043

New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,343,344

New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,429,544

Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	4,852,356

New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,268,060

Series 2021, Ref. RB(e)	4.00%	03/15/2046	9,000	8,645,862

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	1,930	1,930,130

Series 2016, Ref. RB(d)	5.00%	08/01/2031	800	800,009

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	5,482,422

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(e)(j)	5.00%	01/07/2046	7,000	6,953,746

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	207,390

Series 2020, Ref. RB	5.00%	12/01/2036	640	663,466

Series 2022, RB(d)	5.00%	12/01/2041	2,000	1,977,622

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	324,398

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,645,763

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,015,019

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	728,172

North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(f)	5.00%	06/15/2023	940	952,309

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(f)	4.00%	12/01/2049	2,000	1,806,989

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2045	1,410	1,526,645

Series 2019, Ref. RB	4.00%	12/01/2049	4,260	4,010,663

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,397,709

Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,185	2,197,983

Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	5,713,622

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,108,967

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(k)	5.00%	07/01/2027	1,000	495,000

Series 2013 A, RB(k)	5.00%	07/01/2032	750	371,250

Series 2013 A, RB(k)	5.00%	07/01/2038	2,000	990,000

Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,361,261

Series 2013 C, RB	5.00%	11/15/2038	7,215	7,278,971

Series 2021 A-1, Ref. RB	4.00%	05/15/2046	815	785,166

Series 2022 D-2, RB	5.25%	05/15/2047	5,545	6,148,651

Series 2022 D-2, RB	5.50%	05/15/2052	350	398,126

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	932,674

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	1,000	1,053,213

Series 2021 A, RB	5.00%	11/15/2056	1,120	1,181,912

Series 2021 C-1A, RB	5.00%	05/15/2051	2,255	2,405,844

Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2022, RB(e)	5.25%	05/15/2062	8,000	8,789,770

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,950,062

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	2,949,290

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	902,272

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	$ 150	$127,317

Series 2020 A, Ref. RB	5.13%	07/01/2055	520	413,153

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	358,032

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,737,998

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	275	208,277

				347,501,630

Puerto Rico–2.71%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	820	817,952

Series 2005 A, RB(b)	0.00%	05/15/2050	2,000	346,606

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $523,180) (INS - NATL)(f)(i)	5.25%	07/01/2030	500	501,773

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,800	1,786,746

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029	565	411,041

Series 2018 A-1, RB(b)	0.00%	07/01/2031	650	422,142

Series 2018 A-1, RB	5.00%	07/01/2058	2,000	1,897,621

				6,183,881

Guam–1.10%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(d)(g)(h)	6.00%	10/01/2023	680	696,063

Series 2013 C, RB(d)(g)(h)	6.25%	10/01/2023	595	610,264

Series 2013 C, RB(d)(g)	6.00%	10/01/2034	270	276,378

Series 2013 C, RB(d)(g)	6.25%	10/01/2034	905	928,217

				2,510,922

Virgin Islands–0.31%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	785	693,473

TOTAL INVESTMENTS IN SECURITIES(l) –156.48% (Cost $373,621,939)				356,889,906

FLOATING RATE NOTE OBLIGATIONS–(18.50)%
Notes with interest and fee rates ranging from 2.45% to 2.49% at 11/30/2022 and contractual maturities of collateral ranging from 09/15/2028 to 05/15/2062(m)				(42,185,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.62)%				(90,365,020)

OTHER ASSETS LESS LIABILITIES–1.64%				3,738,109

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$228,077,995

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $26,152,556, which represented 11.47% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Restricted security. The aggregate value of these securities at November 30, 2022 was $1,603,118, which represented less than 1% of the Trust’s Net Assets.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $13,070,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $1,856,250, which represented less than 1% of the Trust’s Net Assets.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $62,176,498 are held by TOB Trusts and serve as collateral for the $42,185,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                             Invesco Trust for Investment Grade New York Municipals